Partnership Equity and Distributions	12 Months Ended
Dec. 31, 2013
Equity [Abstract]
Partnership Equity and Distributions
Partnership Equity and Distributions
General — During the year ended December 31, 2013, we issued 1,408,547 of our common units pursuant to an equity distribution agreement entered into in August 2011, or the 2011 equity distribution agreement. We received proceeds of $67 million, net of commissions and offering costs of $2 million, which were used to finance growth opportunities and for general partnership purposes. The 2011 equity distribution agreement provided for the offer and sale of common units having an aggregate offering amount of up to $150 million. As of December 31, 2013, no common units remain available for sale pursuant to this equity distribution agreement and we have deregistered the corresponding registration statement.
In August 2013, we issued 9,000,000 common units at $50.04 per unit. We received proceeds of $434 million, net of offering costs.
In June 2013, we filed a shelf registration statement on Form S-3 with the SEC with a maximum offering price of $300 million, which became effective on June 27, 2013. The shelf registration statement allows us to issue additional common units. In November 2013, we entered into an equity distribution agreement, or the 2013 equity distribution agreement, with a group of financial institutions as sales agents. The agreement provides for the offer and sale from time to time, through our sales agents, of common units having an aggregate offering amount of up to $300 million. During the year ended December 31, 2013, we issued 1,839,430 of our common units pursuant to the 2013 equity distribution agreement and received proceeds of $87 million, net of accrued commissions and offering costs of $1 million, which were used to finance growth opportunities and for general partnership purposes. As of December 31, 2013, approximately $212 million of the aggregate offering amount remains available for sale pursuant to the 2013 equity distribution agreement.
In March 2013, we issued 2,789,739 common units to DCP Midstream, LLC as partial consideration for 46.67% interest in the Eagle Ford system.
In March 2013, we issued 12,650,000 common units at $40.63 per unit. We received proceeds of $494 million, net of offering costs.
In November 2012, we issued 1,912,663 common units to DCP Midstream, LLC as partial consideration for our 33.33% interest in the Eagle Ford system.

In July 2012, we issued 1,536,098 common units to DCP Midstream, LLC as partial consideration for the Mont Belvieu fractionators.

In July 2012, we closed a private placement of equity with a group of institutional investors in which we sold 4,989,802 common units at a price of $35.55 per unit, and received proceeds of $174 million net of offering costs.

In June 2012, we filed a universal shelf registration statement on Form S-3 with the SEC with an unlimited offering amount, to replace an existing shelf registration statement. The universal shelf registration statement allows us to issue additional common units and debt securities. Our 9,000,000 and 12,650,000 common units issued in August 2013 and March 2013, respectively, and 2.50% 5-year Senior Notes were issued under this registration statement.

In March 2012, we issued 5,148,500 common units at $47.42 per unit. We received proceeds of $234 million, net of offering costs.

In March 2012, we issued 1,000,417 common units to DCP Midstream, LLC as partial consideration for the remaining 66.67% interest in Southeast Texas.

In February 2012, we issued 30,701 common units under our 2005 Long-Term Incentive Plan, or 2005 LTIP, to employees as compensation for their service.

In January 2012, we issued 727,520 common units to DCP Midstream, LLC as partial consideration for the remaining 49.9% interest in East Texas.
In March 2011, we issued 3,596,636 common units at $40.55 per unit. We received proceeds of $140 million, net of offering costs.

In February 2011, we issued 8,399 common units, from our LTIP to employees as compensation for their service during 2010, 2009 and 2008.

Definition of Available Cash — Our partnership agreement requires that, within 45 days after the end of each quarter, we distribute all of our Available Cash, as defined in the partnership agreement, to unitholders of record on the applicable record date, as determined by our general partner. Available Cash, for any quarter, consists of all cash and cash equivalents on hand at the end of that quarter:

•	less the amount of cash reserves established by the general partner to:
•provide for the proper conduct of our business;
•comply with applicable law, any of our debt instruments or other agreements; and

•	provide funds for distributions to the unitholders and to our general partner for any one or more of the next four quarters;

•	plus, if our general partner so determines, all or a portion of cash and cash equivalents on hand on the date of determination of Available Cash for the quarter.

General Partner Interest and Incentive Distribution Rights - The general partner is entitled to a percentage of all quarterly distributions equal to its general partner interest of approximately 1% and limited partner interest of 1% as of December 31, 2013. The general partner has the right, but not the obligation, to contribute a proportionate amount of capital to us to maintain its current general partner interest.

The incentive distribution rights held by the general partner entitle it to receive an increasing share of Available Cash when pre-defined distribution targets are achieved. Currently, our distribution to our general partner related to its incentive distribution rights is at the highest level. The general partner’s incentive distribution rights were not reduced as a result of our common unit issuances, and will not be reduced if we issue additional units in the future and the general partner does not contribute a proportionate amount of capital to us to maintain its current general partner interest. Please read the Distributions of Available Cash sections below for more details about the distribution targets and their impact on the general partner’s incentive distribution rights.

Distributions of Available Cash - Our partnership agreement, after adjustment for the general partner’s relative ownership level, requires that we make distributions of Available Cash from operating surplus for any quarter in the following manner:

•	first, to all unitholders and the general partner, in accordance with their pro rata interest, until each unitholder receives a total of $0.4025 per unit for that quarter;

•
second, 13% to the general partner, plus the general partner’s pro rata interest, and the remainder to all unitholders pro rata until each unitholder receives a total of $0.4375 per unit for that quarter;

•
third, 23% to the general partner, plus the general partner’s pro rata interest, and the remainder to all unitholders pro rata until each unitholder receives a total of $0.525 per unit for that quarter; and

•	thereafter, 48% to the general partner, plus the general partner’s pro rata interest, and the remainder to all unitholders.
The following table presents our cash distributions paid in 2013, 2012 and 2011:

Payment Date	Per Unit Distribution	Total Cash Distribution
		(Millions)
November 14, 2013	$0.7200	$82
August 14, 2013	$0.7100	$72
May 15, 2013	$0.7000	$69
February 14, 2013	$0.6900	$54
November 14, 2012	$0.6800	$53
August 14, 2012	$0.6700	$49
May 15, 2012	$0.6600	$43
February 14, 2012	$0.6500	$37
November 14, 2011	$0.6400	$35
August 12, 2011	$0.6325	$34
May 13, 2011	$0.6250	$33
February 14, 2011	$0.6175	$30